Document and Entity Information - $ / shares			12 Months Ended
	Nov. 05, 2020	Mar. 26, 2020	Dec. 31, 2019
Details
Registrant Name			Zivo Bioscience, Inc.
Registrant CIK			0001101026
Document Type			S-1
Entity Incorporation, State or Country Code			NV
Entity Tax Identification Number			87-0699977
Entity Address, Address Line One			2804 Orchard Lake Rd., Suite 202
Entity Address, City or Town			Keego Harbor
Entity Address, State or Province			MI
Entity Address, Postal Zip Code			48320
Entity Address, Address Description			Address of Principal Executive Offices
City Area Code			248
Local Phone Number			452 9866
Phone Fax Number Description			Registrant’s telephone number
Entity Filer Category			Non-accelerated Filer
Entity Small Business			true
Entity Emerging Growth Company			false
Entity Listing, Par Value Per Share	$ 0.001	$ 0.001
Amendment Flag			false